Financial assets at fair value through profit (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Trading assets	£ 17,772	£ 20,825
Other financial assets at fair value through profit or loss:	159,817	150,801
Total financial assets at fair value through profit or loss	177,589	171,626
Insurance contracts
Disclosure of financial assets [line items]
Total financial assets at fair value through profit or loss	155,583	145,905
Treasury and other bills
Disclosure of financial assets [line items]
Other financial assets at fair value through profit or loss:	18	18
Loans and advances to customers
Disclosure of financial assets [line items]
Other financial assets at fair value through profit or loss:	10,354	11,244
Loans and advances to banks
Disclosure of financial assets [line items]
Other financial assets at fair value through profit or loss:	3,656	4,238
Debt securities
Disclosure of financial assets [line items]
Other financial assets at fair value through profit or loss:	39,021	38,852
Equity shares
Disclosure of financial assets [line items]
Other financial assets at fair value through profit or loss:	£ 106,768	£ 96,449